SCHEDULE 14A INFORMATION
                Proxy Statement Pursuant to Section 14(a) of the
                        Securities Exchange Act of 1934

Filed by the Registrant |x|
Filed by a Party other than the Registrant |_|
Check the appropriate box:

|_|  Preliminary Proxy Statement

|x|  Definitive Proxy Statement

|_|  Definitive Additional Materials

|_|  Soliciting Material Pursuant to ss.240.14a-11(c) or ss.240.14a-12



                               Omnicom Group Inc.
               -----------------------------------------------
               (Name of Registrant as Specified In Its Charter)

                               Omnicom Group Inc.
                    ---------------------------------------
                    (Name of Person Filing Proxy Statement)

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|_| $500 per each party to the controversy pursuant to Exchange Act
    Rule 14a-6(i)(3).

|_| Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

    1) Title of each class of securities to which transaction applies:
       -----------------------------------------------------------------------
    2) Aggregate number of securities to which transaction applies:
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       to Exchange Act Rule 0-11:
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|_| Check box if any part of the fee is offset as provided by Exchange  Act
Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

     1) Amount Previously Paid:
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

                               OMNICOM GROUP INC.
                               437 Madison Avenue
                            New York, New York 10022

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

                                  May 24, 1994

     The Annual Meeting of the Shareholders of Omnicom Group Inc. (the "Corporation") will be held at McGraw-Hill Inc. (second floor Auditorium), 1221 Avenue of the Americas (49th Street entrance), New York, New York on Tuesday, May 24, 1994 at 9:30 A.M. for the following purposes:

     1.   To elect five directors;

     2. To confirm the appointment of Arthur Andersen & Co. as auditors of the Corporation for the year 1994;

     3. To consider and act upon an amendment to the Corporation's 1987 Stock Plan providing 100,000 shares as the maximum number of shares with respect to which options may be granted to any employee in any one calendar year;

     4. To consider and act upon an amendment to the 1987 Stock Plan providing a three year post-employment option exercise period when termination of employment is caused by death or by reason of Total Disability, Retirement or Involuntary Termination as defined in the 1987 Stock Plan;

     5. To consider and act upon the 1994 Performance Compensation Plan and the arrangements established thereunder by the Compensation Committee of the Corporation's Board of Directors for the Chief Executive Officer and certain other executive officers of the Corporation; and

     6. To transact such other business as may properly come before the meeting or any adjournments thereof.

     Only shareholders of record at the close of business on April 5, 1994 will be entitled to notice of and to vote at the meeting.

     Whether you expect to attend the meeting or not, please mark, sign, date and return the enclosed proxy promptly in order that your shares will be voted. A return envelope which requires no postage if mailed in the United States is enclosed for your convenience. The proxy is revocable, so if you attend the meeting you may, if you wish, vote your shares in person.

     A copy of the Corporation's Annual Report for 1993 is enclosed.

                                      By order of the Board of Directors,


                                      Raymond E. McGovern
                                      Secretary

New York, New York
April 11, 1994

                               OMNICOM GROUP INC.
                               437 Madison Avenue
                            New York, New York 10022

                            ------------------------

                                PROXY STATEMENT

     Execution and return of the enclosed proxy are solicited by the Board of Directors of Omnicom Group Inc. (the "Corporation") for use at the Annual Meeting of Shareholders ("Annual Meeting") to be held on May 24, 1994, and at any adjournments thereof, for the purposes set forth in the accompanying notice. The following information is being furnished in connection with the solicitation of proxies, and is being mailed on or about April 11, 1994 to shareholders entitled to notice of and to vote at the Annual Meeting.

     All valid proxies which are received will be voted, and unless otherwise specified thereon they will be voted for the election of the five nominees for directors named under the heading "Election of Directors," for confirmation of the appointment of Arthur Andersen & Co. as auditors of the Corporation for the year 1994, for approval of two amendments to the Corporation's 1987 Stock Plan, and for the approval of the 1994 Performance Compensation Plan and the arrangements established thereunder for the Chief Executive Officer and certain other executive officers of the Corporation. If any nominee for election as a director shall be unable to serve, proxies shall be voted for another nominee designated by the Board of Directors. You may revoke your proxy at any time before it is voted.

     The affirmative vote of a plurality of the votes cast by the holders of the Common Stock entitled to vote is required for the election of directors. The affirmative vote of a majority of the votes cast by the holders of the Common Stock entitled to vote is required for confirmation of the appointment of the auditors and for approval of the 1994 Performance Compensation Plan and the related compensation arrangements. The affirmative vote of a majority of all the votes entitled to be cast by the holders of the Common Stock is required for approval of each of the amendments to the 1987 Stock Plan. Each holder of Common Stock is entitled to one vote for each share held. There is no right to cumulative voting as to any matter.

     Votes cast by proxy or in person at the Annual Meeting will be tabulated by the election inspectors appointed for the meeting and will determine whether or not a quorum is present. The election inspectors will treat abstentions as shares that are present and entitled to vote for purposes of determining the presence of a quorum but as unvoted for purposes of determining the approval of any matter submitted to the shareholders for a vote. If a broker indicates on the proxy that it does not have discretionary authority as to certain shares to vote on a particular matter, those shares will not be considered as present and entitled to vote with respect to that matter.

     The enclosed Annual Report of the Corporation for the year 1993 is not part of the proxy solicitation material.

     On April 5, 1994, the record date for determination of shareholders entitled to notice of and to vote at the Annual Meeting, the Corporation had outstanding 33,523,150 shares of Common Stock, each of which is entitled to one vote. At the record date, 1,339,000 shares of Common Stock were owned beneficially (of which 733,576 shares were owned of record) by the directors and executive officers of the Corporation, which constitutes approximately 4.0% of the issued and outstanding shares of the Corporation's Common Stock.

     The following table sets forth information as of December 31, 1993, based on materials filed with the Securities and Exchange Commission, with respect to the beneficial ownership of the Corporation's Common Stock by persons known to the Corporation to be the beneficial owners of more than 5% of its outstanding Common Stock.

                                              Beneficial Ownership   Percent of
 Name and Address                                of Common Stock        Class
- - - ------------------                            --------------------   ----------
FMR Corp........................................   2,803,965(1)          8.1%
82 Devonshire Street
Boston, Massachusetts

The Travelers Inc...............................   2,468,208(2)          7.3%
65 East 55th Street
New York, New York

The Prudential Insurance Company of America.....   2,296,013(3)          6.8%
Prudential Plaza
Newark, New Jersey

Oppenheimer Group, Inc..........................   1,753,300(4)          5.2%
Oppenheimer Tower
World Financial Center
New York, New York

- - - -----------
(1) In its filing with the Securities and Exchange Commission, this beneficial owner reported having sole voting power as to 94,975 shares and sole dispositive power as to 2,803,965 shares.

(2) In its filing with the Securities and Exchange Commission, this beneficial owner reported having sole voting power as to 572,659 shares, shared voting power as to 449,386 shares, sole dispositive power as to 1,523,898 shares and shared dispositive power as to 944,310 shares.

(3) In its filing with the Securities and Exchange Commission, this beneficial owner reported having sole voting power as to 184,700 shares, shared voting power as to 1,518,594 shares, sole dispositive power as to 184,700 shares and shared dispositive power as to 2,111,313 shares.

(4) In its filing with the Securities and Exchange Commission, this beneficial owner reported having shared voting power as to 1,753,300 shares and shared dispositive power as to 1,753,300 shares.

                             ELECTION OF DIRECTORS

     On the date of the 1994 Annual Meeting, the Board of Directors of the Corporation shall consist of 17 members, divided into three classes, with the term of office of one class expiring at the 1994 Annual Meeting, the term of another class expiring at the 1995 Annual Meeting, and the term of the remaining class expiring at the 1996 Annual Meeting. The Board of Directors nominates incumbent directors Robert J. Callander, John R. Purcell, Quentin I. Smith, Jr., William G. Tragos,* and Egon P.S. Zehnder to serve as directors of the Corporation until the 1997 Annual Meeting. Incumbent director Raymond E. McGovern, Secretary & General Counsel of the Corporation, chose not to stand for election to the Board of Directors when his term of office expires at the 1994 Annual Meeting.

- - - -----------
*  Elected a director by the Board of Directors on November 29, 1993.

     Information relating to the five nominees for director and the directors not standing for election who will continue in office following the Annual Meeting is set forth below.

                                                                                          Year First   Term
                         Name, Age and Principal                                           Became a    Will
                              Occupation(1)                                                Director   Expire
                         -----------------------                                          ----------  ------
John L. Bernbach (50)...................................................................     1984      1996
   Vice Chairman of DDB Needham Worldwide Inc., a subsidiary  of the Corporation.
Bernard Brochand (55)...................................................................     1993      1996
   President, International Division of DDB Needham Worldwide Inc.
Robert J. Callander (63)................................................................     1992      1994
   Executive-in-Residence, Columbia School of Business, Columbia  University;
     Retired Vice Chairman, Chemical Banking Corporation.
James A. Cannon (55)....................................................................     1986      1996
   Vice Chairman & Chief Financial Officer of BBDO Worldwide Inc.,
     a subsidiary of the Corporation.
Leonard S. Coleman, Jr. (45)............................................................     1993      1996
   President, National League, Major League Baseball.
Bruce Crawford (65).....................................................................     1989      1995
   President & Chief Executive Officer of the Corporation.
Peter I. Jones (51).....................................................................     1989      1995
   Chief Executive of Diversified Agency Services Limited,
     a subsidiary of  the Corporation.
Fred J. Meyer (63)......................................................................     1988      1996
   Chief Financial Officer of the Corporation.
John R. Purcell (62)....................................................................     1986      1994
   Chairman & Chief Executive Officer of Grenadier Associates Ltd.
Keith L. Reinhard (59)..................................................................     1986      1995
   Chairman & Chief Executive Officer of DDB Needham Worldwide Inc.
Allen Rosenshine (55)...................................................................     1986      1995
   Chairman & Chief Executive Officer of BBDO Worldwide Inc.
Gary L. Roubos (57).....................................................................     1986      1995
   Chairman & Chief Executive Officer of Dover Corporation.
Quentin I. Smith, Jr. (66)..............................................................     1986      1994
   Corporate Director; Retired Chairman & Chief Executive Officer
     of Towers, Perrin, Forster & Crosby.
Robin B. Smith (54).....................................................................     1986      1996
   President & Chief Executive Officer, Publishers Clearing House.
William G. Tragos (59)..................................................................     1993      1994
   Chairman & Chief Executive Officer of TBWA International B.V.
     and of TBWA Advertising Inc., subsidiaries of the Corporation.
John D. Wren (41).......................................................................     1993      1995
   Chairman & Chief Executive Officer of Diversified Agency Services,
     a division of  the Corporation.
Egon P.S. Zehnder (64)
   Chairman of Egon Zehnder International Inc...........................................     1986      1994

- - - --------------
(1) Except as indicated below, all of the above-named directors holding a position with the Corporation or one of its subsidiaries have held an executive position during the past five years with the Corporation or one of its subsidiaries.

     Mr. Bernbach is a director of Culbro Corporation, North American Television Inc., and Northbridge Programming Inc.

     Mr. Callander is retired Vice Chairman of Chemical Banking Corporation. He previously served as President of Chemical Bank from August 1990 through December 1991, and as Vice Chairman of that company from January 1987 through July 1990. Mr. Callander is presently serving as Executive-in-Residence at the Columbia School of Business, Columbia University, New York. Mr. Callander is a director of ARA Group Incorporated, Barnes Group Inc., Beneficial Corporation, and Latin American Dollar Income Fund.

     Mr. Coleman has served as President, National League, Major League Baseball since March 1994. He served as Executive Director Market Development, Major League Baseball from December 1991 to March 1994, and previously served as a Vice President, Kidder, Peabody & Company from 1988 to 1991. Mr. Coleman is a director of Beneficial Corporation.

     Mr. Jones served as Chief Executive of Boase Massimi Pollitt plc from December 1, 1988 through June 1989. During the period 1983 through November 30, 1988, he served that company as a non-executive director and a part time consultant, and managed his own publishing business. Mr. Jones commenced service with Diversified Agency Services Limited (formerly named Omnicom UK plc) as its Chief Executive in July 1989.

     Mr. Meyer is a director of SoGen Funds, Inc., SoGen International Fund, Inc., and Aegis Group plc.

     Mr. Purcell has served as Chairman and Chief Executive Officer of Grenadier Associates Ltd., a merchant banking and financial advisory firm, since January 1987. He also serves as Chairman of Donnelley Marketing, Inc., a data base direct marketing firm. He served as Chairman and President of the former SFN Companies, Inc. from 1982 through 1986, and previously served as Executive Vice President of CBS, Inc. and as Senior Vice President - Finance and Business Operations of Gannett Co., Inc. He is a director of Bausch & Lomb, Inc., Playboy Enterprises, Inc., and Technology Solutions Corp.

     Mr. Roubos has served as Chief Executive Officer of Dover Corporation since 1981, and as Chairman since May 1989. Dover Corporation, a Fortune 500 company, engages through subsidiaries in the manufacture and/or distribution of elevators, and electronic, aerospace and industrial components and supplies. Mr. Roubos is a director of Dover Corporation, Scott Paper Company, and Gabelli-O'Connor Treasurers Fund, and a member of the New York Advisory Board of Liberty Mutual Insurance Company.

     Mr. Smith served as Chairman and Chief Executive Officer of Towers, Perrin, Forster & Crosby, a leading international benefits, compensation and general management consulting firm from 1971 until his retirement on December 31, 1987. Mr. Smith is a director of The Guardian Life Insurance Company of America, and UGI Corporation.

     Ms. Smith has served as President of Publishers Clearing House, the largest magazine subscription company in the world, since September 1981, and as President and Chief Executive Officer since January 1988. Ms. Smith is a director of Huffy Corporation, Global Yield Fund, Global Utility Fund, First Financial Fund, Prudential Institutional Liquidity Portfolio, Target Portfolio Trust, The High Yield Plus Fund Inc., The High Yield Income Fund Inc., Springs Industries, Inc., and Texaco Inc.

     Mr. Tragos has served as Chairman and Chief Executive Officer of TBWA International B.V. and as Chairman and Chief Executive Officer of TBWA Advertising Inc., companies which directly or through other entities provide advertising and marketing services, for more than five years.

     Mr. Zehnder has served as Chairman of Egon Zehnder International Inc., a leading international executive search firm with forty offices in twenty-six countries, for more than the past five years. Mr. Zehnder is a director of IMD Management Development Institute, Lausanne, Switzerland, and a member of the Board of Trustees of Babson College, Wellesley, Massachusetts.

     A plurality  of the votes cast is  required  to elect each  director.

                       COMMON STOCK OWNERSHIP OF CERTAIN
                        BENEFICIAL OWNERS AND MANAGEMENT

     The following table provides information, as of March 22, 1994, as to the beneficial ownership of the Common Stock of the Corporation for each director of the Corporation (all of the Named Officers, as such term is hereinafter defined, are directors of the Corporation), and all directors and executive officers of the Corporation as a group.

                                               Beneficial Ownership     Percent
     Name of Beneficial Owner                   of Common Stock (1)    of Class
     ------------------------                  --------------------    --------
      John L. Bernbach .....................          12,050             .0359
      Bernard Brochand .....................          28,000             .0835
      Robert J. Callander ..................             500             .0015
      James A. Cannon ......................         109,705             .3273
      Leonard S. Coleman, Jr. ..............             300             .0009
      Bruce Crawford .......................         235,274             .7018
      Peter I. Jones .......................          19,000             .0567
      Raymond E. McGovern ..................         136,100             .4060
      Fred J. Meyer ........................          91,500             .2729
      John R. Purcell ......................           5,000             .0149
      Keith L. Reinhard ....................         221,768             .6615
      Allen Rosenshine .....................         253,935             .7575
      Gary L. Roubos .......................           1,000             .0030
      Quentin I. Smith, Jr. ................           1,000             .0030
      Robin B. Smith .......................             100             .0003
      William G. Tragos ....................         151,667             .4524
      John D. Wren .........................          59,151             .1764
      Egon P.S. Zehnder ....................           2,000             .0060
      All directors and executive
        officers as a group (20 persons) ...       1,340,300            3.9981

- - - -----------

(1) Includes (i) shares held under restricted stock awards granted by the Corporation, namely, Mr. Bernbach - 10,200 shares, Mr. Brochand - 16,800 shares, Mr. Cannon - 22,100 shares, Mr. Crawford - 36,600 shares, Mr. McGovern - 10,500 shares, Mr. Meyer - 26,000 shares, Mr. Reinhard - 21,300 shares, Mr. Rosenshine - 28,800 shares, and Mr. Wren - 23,100 shares, (ii) shares which certain of the named individuals have the right to purchase under stock options granted by the Corporation, namely, Mr. Cannon - 69,500 shares, Mr. Crawford - 132,500 shares, Mr. Jones - 19,000 shares, Mr. McGovern - 62,750 shares, Mr. Meyer - 42,000 shares, Mr. Reinhard - 91,500 shares, Mr. Rosenshine - 155,000 shares, and Mr. Wren - 19,000 shares, and
     (iii) 11,974 shares credited to Mr. Crawford's account under the Corporation's Group Profit Sharing Retirement Plan.

     Based on a review of Forms 3, 4 and 5 and any amendments thereto furnished to the Corporation pursuant to Section 16 of the Securities Exchange Act of 1934, all of such Forms were filed on a timely basis by the reporting persons.

                         BOARD MEETINGS AND COMMITTEES

     During 1993, the Board of Directors of the Corporation (the "Board") held seven meetings (five regular and two special). Each member of the Board attended at least 75% of the aggregate of all meetings of the Board and Committees of the Board on which he or she served, except Messrs. Brochand, Jones and Zehnder (these European based directors missed the two special meetings), and Mr.Reinhard.

     Four meetings of the Audit Committee of the Board were held in 1993, during which time the Committee consisted of Messrs. Roubos (Chairman), Coleman (commencing May 14, 1993) and Purcell, and Ms. Smith. On November 29, 1993 Mr. Roubos left the Audit Committee to become Chairman of the newly established Nominating Committee (discussed below), and Ms. Smith replaced Mr. Roubos as Chairman of the Audit Committee. The responsibilities of the Audit Committee are to (a) recommend to the Board the appointment of independent public accountants to audit the books and records of the Corporation, and, in assessing the independence of the public accountants, to review the impact of their retention by the Corporation for non-audit related services; (b) review with the independent public accountants the proposed scope and administration of their audit of the annual consolidated financial statements of the Corporation and its subsidiaries, the Corporation's internal control structure upon which the scope was determined, and the estimated audit fees; (c) review with the independent public accountants and corporate management the results of the annual audit, including the accountants' recommendations relating to accounting, financial and operating procedures and controls, and the financial statements to be included in the Annual Report and Form 10-K; (d) review with the Corporation's internal auditors the proposed scope of their annual activities and reports of the results of such activities; (e) review undertakings by corporate management to remedy fraudulent activity that may be detected within the Corporation; (f) review the Corporation's public reporting policies and practices; and (g) report to the Board on its activities.

     During 1993, the Compensation Committee of the Board consisted of Messrs. Smith (Chairman), Callander, and Zehnder, and Ms. Smith. Four Committee meetings were held in 1993, and Committee action by unanimous written consent was taken on one occasion in 1993. The responsibilities of the Compensation Committee are to (a) review the compensation policies of the Corporation and its principal subsidiaries, and, when appropriate, make recommendations with respect to such policies to the Chief Executive Officer of the Corporation; (b) review proposed compensation plans in which officers and/or directors of the Corporation will be eligible to participate, and, when appropriate, make recommendations with respect to such plans to the Chief Executive Officer of the Corporation; (c) serve as the Committee to administer and grant awards and options under compensation plans providing for the issuance of shares of stock of the Corporation; (d) make recommendations to the Board with respect to the salary, bonus and other elements of compensation for the Chief Executive Officer of the Corporation; and (e) review with the Chief Executive Officer management recommendations with respect to compensation for directors who are employees of the Corporation or its subsidiaries and any executive officer of the Corporation or its subsidiaries whose compensation is required to be disclosed in the Corporation's Proxy Statement.

     On November 29, 1993 the Board established a Nominating Committee, elected Messrs. Purcell, Roubos and Zehnder members of the Committee, and appointed Mr. Roubos as Chairman of the Committee. The Nominating Committee did not meet in 1993. The responsibilities of the Nominating Committee are to consider and make recommendations to the Board from time to time with respect to (a) the composition and size of the Board and Committees of the Board, (b) criteria for evaluating the qualifications of new individuals being considered as candidates for election to the Board, and (c) potential conflicts of interest arising as a result of other positions held or proposed to be held by directors. The
Nominating Committee will consider shareholder written recommendations of nominees for election to the Board if they are accompanied by a reasonably comprehensive written resume of the recommended nominee's business experience and background and a written consent signed by the recommended nominee wherein he or she consents to be considered as a nominee and, if nominated and elected, consents to serve as a director. Shareholders should send their written recommendations of nominees accompanied by the aforesaid documents to the offices of the Corporation, attention Corporate Secretary.

                            DIRECTORS' COMPENSATION

     During 1993, each director who was not an employee of the Corporation or one of its subsidiaries was paid (i) a monthly retainer of $1,000, (ii) a fee of $2,000 for attendance at the first meeting of the Board of Directors or a Committee of the Board of Directors on a given day, and (iii) a fee of $1,500 for attendance at any subsequent meeting on the same day. A director who is an employee of the Corporation or one of its subsidiaries does not receive any compensation for serving as a director.

                             EXECUTIVE COMPENSATION

Summary Compensation Table

     The following table sets forth information in respect of the compensation of the Chief Executive Officer and each of the other four most highly compensated executive officers of the Corporation (collectively the "Named Officers") for services in all capacities to the Corporation and its subsidiaries for the fiscal years ended December 31, 1991, 1992 and 1993.


                                                                           Long Term Compensation
                                           Annual Compensation                     Awards
                                         ------------------------    -------------------------------
       Name and                                                                                       All Other
       Principal                                                     Restricted Stock  Stock Options  Compen-
       Position             Year         Salary($)       Bonus($)     Awards($) (1)    (# of Shares) sation($)(2)
       --------             ----         ---------      ---------    ----------------  ------------- ------------
Bruce Crawford .........    1993          $875,000       $565,000         $715,313         50,000      $39,488
 President &                1992           800,000        500,000          515,250         40,000       38,761
 Chief Executive            1991           743,750        425,000          420,750         30,000
 Officer of the
 Corporation.

James A. Cannon, .......    1993           380,000        335,000          381,500         25,000       33,707
 Vice Chairman &            1992           353,750        335,000          343,500         20,000       34,320
 Chief Financial            1991           336,250        310,000          280,500         12,500
 Officer of BBDO
 Worldwide Inc.

Fred J. Meyer, .........    1993           500,000        475,000          429,188         30,000       41,968
 Chief Financial            1992           462,500        400,000          429,375         25,000       37,718
 Officer of the             1991           437,500        335,000          315,563         15,000
 Corporation.

Keith L. Reinhard, .....    1993           752,800        190,000          357,656         25,000       22,105
 Chairman & Chief           1992           740,306        165,000          300,563         25,000       13,405
 Executive Officer          1991           703,556        190,750          245,438         20,000
 of DDB Needham
 Worldwide Inc.

Allen Rosenshine, ......    1993           725,000        480,000          476,875         40,000       34,919
 Chairman & Chief           1992           706,250        480,000          429,375         30,000       35,842
 Executive Officer          1991           650,000        440,000          350,625         20,000
 of BBDO World-
 wide Inc.



- - - --------------

(1) Restricted stock awards represent performance based compensation for the applicable fiscal year end. The awards are normally granted in the first quarter of the year following the fiscal year end. [In the past, awards reported for the fiscal year were those granted in such year.] The value of the restricted stock awards was determined by multiplying the fair market value of the Corporation's Common Stock on the date of the grant by the number of shares awarded, and deducting therefrom the consideration paid for the shares, which is equal to the par value ($.50 per share) of the shares. As of December 31, 1993, Mr. Crawford held an aggregate of 32,400 shares of restricted stock with a net pre-tax value of $1,478,250 (equal to fair market value of the shares on said date ($46.125 per share) less consideration paid), Mr. Cannon held an aggregate of 19,200 shares of restricted stock with a net pre-tax value of $876,000, Mr. Meyer held an aggregate of 23,000 shares of restricted stock with a net pre-tax value of $1,049,380, Mr. Reinhard held an aggregate of 19,200 shares of restricted stock with a net pre-tax value of $876,000, and Mr. Rosenshine held an aggregate of 26,000 shares of restricted stock with a net pre-tax value of $1,186,250. Dividends will be payable on the aforementioned shares if and to the extent paid on the Corporation's Common Stock generally, regardless of whether the shares are at the time vested or unvested. Twenty percent of the shares of restricted stock held by each Named Officer will vest on the first anniversary of the award, and an additional twenty percent will vest on each of the next four anniversaries of the award.

                                              (footnotes continued on next page)

(2) The compensation paid for the fiscal year ended December 31, 1993 consists of (i) employer contributions to the Corporation's Group Profit Sharing Retirement Plan in the amount of $28,300 on behalf of each of Messrs. Crawford and Meyer, $30,000 on behalf of each of Messrs. Cannon and Rosenshine, and $10,613 on behalf of Mr. Reinhard, (ii) employer contribution to the DDB Needham Joint Savings Plan in the amount of $4,717 on behalf of Mr. Reinhard, (iii) employer premium payments for life insurance in the amount of $6,188 on behalf of Mr. Crawford, $3,707 on behalf of Mr. Cannon, $11,168 on behalf of Mr. Meyer, $6,775 on behalf of Mr. Reinhard, and $4,919 on behalf of Mr. Rosenshine, and (iv) a service award of $5,000 for Mr. Crawford and $2,500 for Mr. Meyer.





Options

     The following table shows all grants of options to Named Officers in 1993.


                      Option Grants in Last Fiscal Year

                                                                                   Potential Realizable
                                                                                  Value at Assumed Annual
                                                                                    Rates of Stock Price
                             Individual Grants                                 Appreciation for Option Term (3)
- - - --------------------------------------------------------------------------     --------------------------------
                                % of Total
                                 Options
                      Options   Granted to   Exercise
                      Granted    Employees     Price
       Name        (#shares)(1)   in 1993  ($ per Share) Expiration Date(2)    0%($)      5%($)        10%($)
       ----        ------------ ---------- ------------- ------------------    -----      -----        ------
Bruce Crawford......  50,000      17.544    $40.0625      February 24, 2003     $0     $1,261,969    $3,184,969
James A. Cannon.....  25,000       8.772     40.0625      February 24, 2003      0        630,984     1,592,484
Fred J. Meyer.......  30,000      10.526     40.0625      February 24, 2003      0        757,181     1,910,981
Keith L. Reinhard...  25,000       8.772     40.0625      February 24, 2003      0        630,984     1,592,484
Allen Rosenshine....  40,000      14.035     40.0625      February 24, 2003      0      1,009,575     2,547,975

- - - --------------
(1) Each of the options is exercisable as to 30% of the total shares granted on and after the first anniversary of the grant, as to an additional 30% on and after the second anniversary of the grant, and as to the remaining 40% on and after the third anniversary of the grant. Each of the options granted is a non-qualified stock option, and the Corporation is entitled to a tax deduction equal to the excess of the fair market value of the acquired shares over the exercise price of the option.

(2) Upon an optionee's (i) voluntary termination or termination for cause, all outstanding options are cancelled, (ii) retirement or involuntary termination, options outstanding for less than 12 months are cancelled and the other outstanding options become exercisable in full only during the three month period following termination, (iii) termination by reason of total disability, all outstanding options become exercisable in full only during the six month period following termination, and (iv) termination by reason of death, all outstanding options become exercisable in full only during the nine month period following termination (the exercise period expires nine months after termination in event of the death, within specified periods of time, of an optionee who was earlier terminated by reason of retirement, involuntary termination or total disability). In no event will an option exercise period extend beyond the expiration date of the option term (see the information on page 15 of this Proxy Statement relating to post-termination exercise of stock options). In the event of a change of control transaction, the outstanding options become exercisable in full at the effective time of the transaction absent an agreement of the ultimate parent of the entity which survives the change of control transaction to assume the outstanding options or substitute new options for the outstanding options, on identical or more favorable terms.

(3) These columns present hypothetical future values of the Corporation's Common Stock obtainable upon exercise of the options net of the options' exercise price, assuming that the market price of the Corporation's Common Stock appreciates at the specified compound annual rates over the ten-year term of the option. The five and ten percent rates of stock price appreciation are presented as examples pursuant to SEC rules, and do not necessarily reflect management's assessment of the Corporation's future stock price performance. The potential realizable values presented are not intended to indicate the options' value.

     The following table provides information as to the aggregated option exercises by the Named Officers in 1993, and as to unexercised options held by the Named Officers on December 31, 1993.

                Aggregated Option Exercises in Last Fiscal Year
                       and Fiscal Year-End Option Values

                                                                      Number of         Value of Unexercised
                                                                     Unexercised            In-the-Money
                                                                     Options at              Options at
                                                                  December 31, 1993     December 31, 1993(2)
                                      Number
                                     of Shares
                                     Acquired      Value           Exercisable/            Exercisable/
      Name                          On Exercise Realized($)(1)     Unexercisable          Unexercisable
      ----                          ----------- --------------    ---------------         -------------
Bruce Crawford.....................   37,500       $834,375         87,500/96,000    $1,870,313/$1,043,375
James A. Cannon....................      --             --          51,000/44,000      1,154,500/419,562
Fred J. Meyer......................   37,500        853,689         19,500/53,500         366,094/512,719
Keith L. Reinhard..................   30,000        573,141         68,500/50,500      1,495,845/526,156
Allen Rosenshine...................      --             --         126,000/69,000      2,964,812/655,812

- - - --------------
(1) Value calculated by subtracting the exercise price from the fair market value of the Corporation's Common Stock on the exercise date.

(2) Value calculated by subtracting the exercise price from the fair market value of the Corporation's Common Stock on December 31, 1993, being $46.125 per share.



                         COMPENSATION COMMITTEE REPORT

Compensation Committee

     The Compensation Committee of the Board of Directors (the "Committee") is composed entirely of independent outside directors. The responsibilities of the Committee and the frequency of Committee Meetings during 1993 are described on page 6 of this Proxy Statement.

Compensation Program for Executive Officers

     The Corporation's compensation program for its executive officers is designed to enable it to attract and retain highly qualified personnel and to motivate them to achieve corporate performance objectives and increase shareholder value.

     The  program  is  comprised  of  base  salary,   and  performance   related
compensation in the form of an incentive cash bonus and long-term stock awards which align executive and shareholder interests.

     The Committee considers the recommendations of the Chief Executive Officer with respect to the compensation of the other Named Executive Officers. In addition to these recommendations, the Committee considers other factors in determining their compensation. These factors are described in more detail below.

     In determining base salary and individual adjustments to base salary, the Committee considers the executive's level of responsibility, individual performance, salaries of executives holding similar positions at publicly held competitor companies with worldwide operations(1), and the profitability of the Corporation and the business unit with which the executive is associated. Adjustments in base salary are considered periodically (currently, every eighteen months), and are discretionary in nature.

- - - -----------
(1) The latest available reported salary information with respect to the chief executive officers of the five largest publicly held competitor companies (based on reported worldwide gross revenues) is considered in determining a salary adjustment for the Chief Executive Officer, and such salary information with respect to executives at the largest domestic competitor company holding positions similar to those of the other Named Executive Officers is considered in determining salary adjustments for the other Named Executive Officers. All of these competitor companies are included in the Ad Peer Group Index described on page 12 of this Proxy Statement.

     Incentive compensation (cash bonus and restricted stock award grants under the 1987 Stock Plan) is directly related to the fully diluted earnings per share of the Corporation and the net profit after tax of the business unit with which the executive officer is associated. In addition, corporate and business unit revenue growth and profit margins are considered on a discretionary basis. At the commencement of each fiscal year, the Corporation's Chief Executive Officer meets with the senior executives of each of the Corporation's major business units to establish net profit goals for that fiscal year. The business unit's performance relative to these goals and the previous fiscal year's net profit determines the size of incentive compensation payments for participants in the business unit. Absent unusual circumstances, if there is no increase in the business unit's profit performance over the previous fiscal year's level, there will be no increase in the incentive compensation available to the business unit. An increase or decrease in profit performance over the previous year's level will generally result in a corresponding upward or downward adjustment to the amount of incentive compensation payable. At the end of the fiscal year, the Chief Executive Officer reviews the financial performance of the Corporation and each major business unit with the Committee and recommends incentive compensation awards for other executive officers of the Corporation, which the Committee may accept or adjust. The Committee reviews the earnings performance of the Corporation for the current year relative to the earnings goal established earlier in the year by the Board of Directors and the previous fiscal year's earnings, and recommends incentive compensation awards for the Chief Executive Officer to the Board of Directors, which the Board may accept or adjust.

     The annual cash bonus represents a substantial portion of the total annual cash compensation of executive officers, and serves as an incentive to improve annual profitability. Restricted stock awards are also granted annually to a relatively broad group of key executives, and 20% of the shares vest (restrictions lapse) on each of the next five anniversary dates of the award.

     Stock options are granted annually to a much smaller group of key executives (including executive officers) who have the ability to influence increases in shareholder value. There is no target ownership or grant level for executive officers. In determining the size of stock option grants, the Committee considers, on a discretionary basis, the annual revenue growth and profitability of the Corporation and the financial performance of the business unit with which the executive officer was associated during the prior fiscal year, and the executive's previous stock option grants.

     On March 28, 1994, the Board of Directors amended the 1987 Stock Plan, subject to shareholder approval, to provide 100,000 shares as the maximum number of shares with respect to which options may be granted to any employee
(including an executive officer) in any one calendar year. Prior to this amendment, which is to take effect June 1, 1994, there was no restriction on the size of option awards to executive officers. The per share option exercise price is not less than the fair market value of a share of the Corporation's Common Stock on the grant date, and the option is exercisable as to 30% of the shares on and after each of the first two anniversary dates of the grant and as to the remaining 40% on and after the third anniversary date.

     Stock incentives in the form of restricted stock awards and stock options align the long-term interests of the executive officers and shareholders, serve as an incentive to build shareholder value, and provide a vehicle for retaining executive officers and other key employees.

Chief Executive Officer Compensation

     The Committee recommends, and the Board of Directors determines based on such recommen-dations, compensation for the Chief Executive Officer.

     Mr. Crawford's salary was increased by $100,000 to $900,000 on April 1, 1993, placing his salary at about the average of the reported 1992 salaries for the chief executive officers of the competitor companies included in the Ad Peer Group Index. The Committee found this increase to be fair and reasonable on the basis of the Corporation's 1992 earnings per share performance which exceeded the performance goal for such year, and its evaluation of the Corporation's 1992 financial performance relative to the 1992 financial performance of the competitor companies included in the Ad Peer Group Index.

     Mr. Crawford was granted an option to purchase 50,000 shares in early 1993. The Committee found this grant to be fair and reasonable on the basis of the Corporation's 1992 financial performance (revenues up 12%, net income up 21% and fully diluted earnings per share up 15% over 1991), a strong performance in a difficult business year for the advertising industry.

     Mr. Crawford received a cash bonus of $565,000 and a restricted stock award grant of 15,000 shares (valued at $715,313 in the Summary Compensation Table on page 7 of this Proxy Statement) for 1993 performance. The Committee found the bonus and restricted stock award to be fair and reasonable on the basis of the Corporation's 1993 financial performance (revenues up 9%, net income up 23%, and fully diluted earnings per share up 13% over 1992), and Mr. Crawford being largely responsible for achieving the strategic objective of establishing a third independent worldwide advertising network through the acquisition of TBWA International B.V. and its operations in May 1993.

Internal Revenue Code Section 162(m)

     Section 162(m) places a limit of $1 million on the deductibility of compensation paid by the Corporation to its Chief Executive Officer and certain other executive officers in tax years beginning on or after January 1, 1994. Compensation that qualifies as performance-based under Section 162(m) will, however, be excepted from the $1 million deduction cap.

     The Committee intends to structure the Corporation's stock option program and other incentive arrangements for the Chief Executive Officer and certain executive officers of the Corporation under the cash bonus and restricted stock programs to qualify the compensation payments to such officers as performance-based for purposes of Section 162 (m) when, in the judgment of the Committee, this would be consistent with the goals of motivating the executives to achieve corporate performance objectives and increase shareholder value.

     In keeping with this intention, the shareholders are being asked to approve an amendment to the Corporation's 1987 Stock Plan (see page 15) of this Proxy Statement) which is being submitted for shareholder approval so that compensation attributable to the exercise of an option may qualify as performance-based for purposes of Section 162(m). Further, the Committee has established a Plan which sets written performance compensation arrangements for the Chief Executive Officer and for certain other executive officers of the Corporation (see page 18 of this Proxy Statement) which are being submitted for shareholder approval to qualify 1994 compensation payments under such arrangements as performance-based for purposes of Section 162(m) and preserve the Corporation's tax deductions for such payments.

Quentin I. Smith, Jr., Chairman
Robert J. Callander
Robin B. Smith
Egon P.S. Zehnder
Members of the Compensation Committee

     The above Compensation Committee Report shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy
Statement into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent the Corporation specifically incorporates this information by reference, and shall not otherwise be deemed filed under such Acts.

                               PERFORMANCE GRAPH

     The graph below compares cumulative total return on the Corporation's Common Stock, Standard & Poor's 500 Composite Index ("S&P 500 Index") and a group of publicly-held advertising companies consisting of Foote, Cone & Belding Communications, Inc., Grey Advertising Inc., Saatchi & Saatchi Company plc, The Interpublic Group of Companies, Inc. and WPP Group plc ("Ad Peer Group Index"). The graph assumes the investment of $100 on January 1, 1989 in the Corporation's Common Stock, the S&P 500 Index and the Ad Peer Group Index.

                          1988     1989     1990     1991     1992     1993
                        ------   ------   ------   ------   ------   ------
Omnicom                 100.00   136.95   128.72   184.25   246.63   284.54
S & P 500               100.00   131.69   127.61   166.49   179.18   197.24
Ad Peer Group           100.00   107.81    71.49   105.71   129.78   132.22

     Returns for the Corporation's Common Stock depicted in the graph are not necessarily indicative of future performance.

     The above graph shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act of 1933 or under the Securities Exchange Act of 1934, except to the extent the Corporation specifically incorporates this information by reference, and shall not otherwise be deemed filed under such Acts.

                 EMPLOYMENT CONTRACTS/TERMINATION OF EMPLOYMENT
                        ARRANGEMENTS FOR NAMED OFFICERS

     None of the Named Officers has an employment contract with the Corporation or one of its subsidiaries.

     Agreements were entered into between BBDO Worldwide Inc. ("BBDO") and Messrs. Cannon and Rosenshine (as of January 9, 1989) and Mr. Crawford (as of March 21, 1989), replacing earlier agreements between BBDO and these individuals containing substantially the same terms and conditions as those found in the current agreements except as noted below, whereunder BBDO has agreed to make annual severance compensation payments for periods of up to ten years following cessation of employment, the period being determined on the basis of each individual's age and years of service with BBDO, its subsidiaries or its parent at the time of cessation of employment. BBDO is not obligated to make payments under these agreements if the individual's employment with BBDO, its subsidiaries or its parent is terminated for cause (as defined in the agreement). The payment period under these agreements is ten years for Messrs. Crawford, Cannon and Rosenshine. The amount of an annual payment under these agreements is limited to the lesser of (i) an assigned percentage of the individual's annual salary, or (ii) an assigned percentage of the consolidated net profit before tax (as defined in the agreement) of BBDO or its parent company, whichever is greater. BBDO has agreed to make these payments so long as the individual refrains from engaging in activities harmful to, competitive with or of the same nature as those of his former employer, and remains available to render consulting services to his former employer. If the individual should die before the expiration of the payment period, BBDO has agreed to make an annual payment to the individual's beneficiary for the number of years the individual would have been entitled to payments had he lived, in an amount equal to seventy-five percent of the annual payment the individual would have received had he lived. Under the earlier agreements BBDO did not agree to make payments to a beneficiary following the death of the individual. Payments under these agreements are to be accrued as costs in the year in respect of which the payments are made.

     Agreements were entered into between the Corporation and Messrs. Meyer and Reinhard (as of December 22, 1988) whereunder the Corporation has agreed to make salary continuation payments annually for periods of up to ten years following cessation of employment, the period being determined on the basis of the individual's age and years of service with the Corporation or its subsidiaries at the time of cessation of employment. The Corporation is not obligated to make payments under these agreements if the individual's employment with the Corporation or its subsidiaries is terminated for cause (as defined in the agreement). The payment period under these agreements is five years for Mr. Meyer and 10 years for Mr. Reinhard. The amount of an annual payment is limited to the lesser of (i) an assigned percentage, not to exceed fifty percent, of the individual's annual salary, or (ii) an assigned percentage of the consolidated net profit before tax (as defined in the agreement) of the Corporation. The Corporation has agreed to make these payments so long as the individual refrains from engaging in activities harmful to, competitive with or of the same nature as those of his former employer, and remains available to render consulting services to his former employer. If the individual should die before the expiration of the payment period, the Corporation has agreed to make an annual payment to the individual's beneficiary for the number of years the individual would have been entitled to payments had he lived, in an amount equal to seventy-five percent of the annual payment the individual would have received had he lived. Payments under these agreements are to be accrued as costs in the year in respect of which the payments are made. Any payments that may be made to Mr. Reinhard under this agreement will be reduced by the value of payments to be made under his agreement with DDB Needham Worldwide Inc. ("DDB Needham") described below.

     Mr. Reinhard entered into an agreement with DDB Needham as of September 1, 1986, replacing an agreement between Mr. Reinhard and Needham Harper Worldwide, Inc. made in August 1980, under which he or his beneficiary is to be paid retirement compensation on a monthly basis for a period of ten years beginning in the month following the month he ceases to be in the employ of DDB Needham, provided that Mr. Reinhard's employment shall not have terminated except by reason of his death before August 31, 1991. The annual rate of retirement income to be paid to Mr. Reinhard is the greater of $66,667 or one-third of his average annual salary during the last 60 months of his employment, subject to limited increase for annual cost of living adjustments. Mr. Reinhard has agreed to refrain from rendering specified services that would be competitive with services rendered by DDB Needham and its subsidiaries during the one year period following cessation of his employment, and to refrain from engaging in specified activities during the ten year period following such cessation of employment. If Mr. Reinhard breaches these provisions, DDB Needham may discontinue making payments under the agreement. Further, Mr. Reinhard has agreed, provided he is not disabled and is under age 65, to render consulting services to DDB Needham when requested for up to five days during each month he is entitled to receive payments under the agreement, and if he breaches this provision of the agreement DDB Needham may discontinue making payments during the period of the breach.

     Mr. Reinhard entered into an agreement with DDB Needham on July 6, 1993 under which he is to receive monthly severance compensation payments for the 15 month period ("payment period") following termination of his DDB Needham employment for a reason other than for cause (as therein defined). The gross amount of each monthly payment shall equal one-twelfth of Mr. Reinhard's annual rate of base salary at the date of termination of employment. If the employment is terminated by DDB Needham other than for cause, the payments shall be reduced, even up to the entire amount, by the amount of any compensation earned by Mr. Reinhard from specified activities during the payment period. If the employment is terminated by Mr. Reinhard, the payments shall cease if Mr. Reinhard fails to render requested consulting services and the payments shall be reduced, even up to the entire amount, by the amount of any compensation earned by Mr. Reinhard during the payment period. Payments shall cease if Mr. Reinhard should die during the payment period. As part of the agreement, Mr. Reinhard has forfeited his right to compensation payments by reason of termination of employment under DDB Needham policy (under current policy, Mr. Reinhard would have been entitled to salary continuation payments for nine months if his employment were to be terminated by DDB Needham other than for cause).

                  DIRECTORS' AND OFFICERS' LIABILITY INSURANCE

     In August 1993, the Corporation obtained a one-year policy of insurance from the Federal Insurance Company at a one-year premium of $149,000, under which the Corporation and the officers and directors of the Corporation and its subsidiaries are insured, subject to certain of the standard policy form exclusions and specified deductibles, against 99.5% of any loss up to $1,000,000 and thereafter 100% of any loss up to a further $9,000,000, arising from any claim or claims which may be made against any of the insureds by reason of any wrongful act in their respective capacities as directors or officers. The term "wrongful act" means any error, misstatement or misleading statement, act or omission, neglect or breach of duty committed, attempted or allegedly committed or attempted by the insureds or claimed against them solely by reason of their being directors or officers of the Corporation or a subsidiary of the Corporation. To date, no payments have been made to the Corporation or any officer or director under this insurance policy or its predecessor policy.

                      INDEMNITY AGREEMENTS WITH DIRECTORS

     Each director of the Corporation has received an Indemnification Agreement from the Corporation.

     Each Indemnification Agreement provides that the Corporation indemnifies the director against liabilities or costs arising out of any alleged or actual breach of duty, neglect, error, misstatement, misleading statement, omission or other act allegedly or actually done or attempted by the director or any matter claimed against the director solely by reason of serving as a director. This indemnification does not apply to claims against the director for libel or slander, return of remuneration to the Corporation, or an accounting of profits from the sale or purchase of securities of the Corporation required under the Securities Exchange Act of 1934 as amended, or to claims against the director based upon the director gaining an illegal profit or advantage or the dishonesty of the director. This indemnification does not apply to the extent that the director is entitled to recovery under the aforesaid Directors' and Officers' Liability policy.

                                    AUDITORS

     On the recommendation of the Audit Committee of the Corporation, the Board of Directors of the Corporation has appointed Arthur Andersen & Co. ("Andersen") as auditors of the Corporation for 1994, to serve at the pleasure of the Board. The affirmative vote of a majority of the votes cast by the holders of Common Stock entitled to vote is required for confirmation of the appointment of Andersen. Management recommends such confirmation by the shareholders.

     Representatives of Andersen are expected to be present at the Annual Meeting. They will be available to make a statement if they so desire, and to answer appropriate questions.

                       AMENDMENTS TO THE 1987 STOCK PLAN

     On March 28, 1994 the Board of Directors of the Corporation adopted two amendments to the Corporation's 1987 Stock Plan (the "Plan"), to take effect on June 1, 1994 subject to approval by the shareholders of the Corporation, one relating to post-termination exercise of stock options and the other providing for a maximum number of option shares that may be granted to any employee in a calendar year.

Post-Termination Exercise of Stock Options Amendment

     The Plan currently provides for a post-termination of employment exercise period of (i) three months when termination is due to retirement or involuntary termination of employment (other than for cause), (ii) six months when termination is due to disability, (iii) nine months when termination is due to death, and (iv) nine months from the date of death when an option holder terminated for a reason set forth in (i) and (ii) above dies before the expiration of the applicable exercise period; provided that in no event may any option be exercised after the expiration date of the term of the option. The amendment, to become effective June 1, 1994, (a) provides for a post-termination of employment exercise period of 36 months when termination is due to retirement, involuntary termination of employment (other than for cause), disability or death, but in no event may any option be exercised after the expiration date of the term of the option, and (b) authorizes the Compensation Committee (which administers the Plan) to amend outstanding stock options to provide for a post-termination exercise period as described in (a) above (to date, only non-qualified options have been granted under the Plan).

     This amendment brings the period in line with the exercise period found in a number of public company stock option plans and makes stock option grants a more meaningful incentive for attracting and retaining key employees by providing them with a more appropriate period of time in which to exercise their options following retirement or involuntary termination. This should encourage the continued interest of a former key executive option holder in the long-term performance of the Corporation.

Maximum Option Share Grant Amendment

     This amendment, to become effective June 1, 1994, provides that 100,000 shares is the maximum number of shares with respect to which options may be granted to any employee in any one calendar year. The reason for this amendment is to qualify compensation attributable to the exercise of stock options granted under the Plan as performance-based so as to be tax deductible under the new tax law which places a limit of $1 million on the deductibility of compensation paid by the Corporation to its Chief Executive Officer and other executive officers named in the Summary Compensation Table (see page 11 of this Proxy Statement for a discussion of this new tax law). As stock option grants are a principal component of executive officer compensation, it is in the best interest of the Corporation and its shareholders that the tax deduction be preserved. There is no provision in the current Plan with respect to a maximum number of option shares that may be granted during a specified period to any employee, and to date 75,000 shares, granted to the Chief Executive Officer in 1990, is the greatest number of option shares granted under the Plan to any employee in a calendar year.

Summary of Principal Provisions of Plan

     The following summary of the principal provisions of the Plan is qualified by reference to the text of the Plan which is on file with the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. as Appendix I to the Corporation's Proxy Statement dated April 15, 1987. A copy of the Plan may be obtained, free of charge to shareholders, by writing Omnicom Group Inc., 437 Madison Avenue, New York, New York 10022, Attention: Corporate Secretary.

     Number of Shares/Eligible Employees. A maximum of 4,750,000 shares of Common Stock of the Corporation is currently authorized for restricted stock awards or stock options to key employees of the Corporation or its Subsidiary corporations (as defined in the Plan), subject to adjustment by reason of stock splits, combination of shares or similar recapitalizations. The Committee (described below) determines which individuals are key employees. Key employees who contribute significantly to the long-term performance and growth of the Corporation and influence shareholder value (currently, approximately 20 individuals) are eligible for stock options. Key employees who contribute significantly to the annual profitability of the Corporation or appropriate business unit (currently, approximately 125 individuals) are eligible for restricted stock awards. Specific grants of options and awards under the Plan are not determinable at this time.

     Administration. The Plan is to be administered by a committee consisting of not less than three disinterested members of the Board of Directors of the Corporation i.e., persons who are and for the year prior to membership on the committee have been, ineligible to receive shares under the Plan or any other stock plan of the Corporation where selection of persons or the allocation of shares to such persons is subject to the discretion of any person (the "Committee"). The Committee shall have the authority, subject to the provisions of the Plan, to determine the key employees to whom an award of restricted stock will be made or a stock option granted, the number of shares to be granted in an award or option, the times awards will be made or options granted; as to options, whether the option will be an Incentive Stock Option or a Non-Qualified Option, the option term, when the option may be exercised, and the option price per share; and as to awards, the times when the restrictions on the shares will lapse. The terms and conditions of restricted stock awards may be dissimilar, and the terms and conditions of stock options may be dissimilar. The Committee shall have full authority to interpret the Plan, and to prescribe rules and regulations relating to it.

     Stock Options. Options granted under the Plan may be either "Incentive Stock Options" within the meaning of Section 422A(b) of the Internal Revenue Code of 1986, as amended, or "Non-Qualified Options." The purchase price under each option shall be determined by the Committee but shall not be less than the fair market value of the shares at the time of the grant of the option. The purchase price is payable in full upon the exercise of the option, and payment may be made in cash or by delivery of shares of Common Stock of the Corporation of equivalent fair market value. An option may be exercised by an employee in whole or in part while there is outstanding any other stock option theretofore or thereafter granted to such employee. No option shall be exercisable for a period of 12 months commencing on the date of the grant of the option. No option shall be transferable by an employee other than by the laws of descent and distribution, and during the lifetime of the employee may be exercised only by the employee or his or her legal guardian.

     The term of each option shall be as determined by the Committee, but in no event may the term of an option exceed ten years from the date of its grant. The option shall terminate immediately upon termination of employment of an employee other than by reason of retirement, death, total disability or involuntary termination of employment other than for cause. All options may be exercised in full within nine months after termination of employment by reason of death, within six months after termination of employment by reason of total disability, and within three months after termination of employment by reason of retirement or involuntary termination of employment, except that if such retirement or involuntary termination of employment occurs within 12 months of the grant of the option, the option shall terminate. In no event, however, may an option be exercised later than the expiration of the term stated in the option.

     In the event of (i) a change of control transaction involving the Corporation, (i.e., a majority of the board of directors of the surviving entity is comprised of persons who were not officers or directors of the Corporation or its subsidiaries immediately prior to the transaction) and the surviving entity does not agree to assume or substitute comparable new options for all options then outstanding, or (ii) the liquidation or dissolution of the Corporation, then all options shall become exercisable in full at the effective time of such transactions, liquidations or dissolution, or earlier as determined by the Board of Directors of the Corporation. In no event, however, shall the term of an option be extended by operation of this provision.

     Restricted Stock Awards. Shares of restricted stock awarded to a key employee may be purchased by the employee at their par value upon execution of an agreement between the Corporation and the employee setting forth the terms, conditions and restrictions of the award. Restricted stock will be held by an escrow agent until all restrictions thereon have lapsed and the stock is delivered to the employee, or the stock is forfeited and repurchased by the Corporation at par value. While the restricted stock is held in escrow, the employee shall have all of the rights of a shareholder of the Corporation, including the right to vote the stock and receive dividends paid thereon.

     Restricted stock purchased by an employee may not be transferred, pledged or encumbered until a time specified by the Committee in the award ("Restrictions Lapse Date"), which time shall not be less than one nor more than five years from the date of the award. The restricted stock is subject to forfeiture and repurchase by the Corporation if the employee ceases to be in the employ of the Corporation or its subsidiary before the expiration of the Restrictions Lapse Date by reason other than death, total disability, retirement or involuntary termination of employment other than for cause. In the case of death or total disability of the employee, the restrictions lapse on the restricted stock and the shares are not subject to forfeiture. In the case of retirement or involuntary termination of employment other than for cause, the restrictions lapse on a portion of the restricted stock and such shares are not subject to forfeiture, and the remaining shares are subject to forfeiture unless otherwise determined by the Committee. In the event of a (i) change of control transaction involving the Corporation or (ii) the liquidation or dissolution of the Corporation, the restrictions lapse on the restricted stock and the shares are not subject to forfeiture.

     The Committee has the authority to accelerate the time at which restrictions on the restricted stock lapse or to remove any of the restrictions if it decides that there has been a change in circumstances after the grant of an award, or that such action is in the best interest of the Corporation and equitable to the employee.

     Termination and Amendment. The Plan took effect on June 1, 1987, and shall continue in effect until terminated by the Board of Directors of the Corporation. No Incentive Stock Option may be granted after ten years from the date the Plan is adopted by the Board of Directors or approved by the shareholders of the Corporation, whichever first occurs. The Board of Directors may amend the Plan at any time, except that without the affirmative vote of the shareholders of the Corporation, the Board of Directors shall not (i) except as otherwise provided in the Plan, increase the maximum number of shares which may be issued under the Plan (ii) change the categories of employees eligible to receive restricted stock awards or stock options under the Plan, (iii) change the provisions as to the time when restrictions may lapse with respect to restricted stock awards, and (iv) with respect to options, extend the period during which they may be exercised, change the provisions fixing their minimum option price, and change the provisions as to their termination. No termination or amendment of the Plan shall, without the consent of an employee, affect adversely the rights of such employee under an outstanding award or option.

Shareholder Approval

     Shareholder approval of each of the two amendments to the Plan requires the affirmative vote of a majority of the votes entitled to be cast by the holders of Common Stock. Therefore, failure to vote has the same effect as a negative vote. Management recommends approval of these two amendments.

                       1994 PERFORMANCE COMPENSATION PLAN

     On February 22, 1994 the Compensation Committee adopted a Plan establishing individual written performance compensation arrangements ("Arrangements") for the Chief Executive Officer and the Chief Financial Officer of the Corporation, the Chief Executive Officer and the Vice Chairman & Chief Financial Officer of BBDO Worldwide Inc., the Chief Executive Officer of DDB Needham Worldwide Inc., and the Chief Executive Officer of the Diversified Agency Services division of the Corporation.

     Under the Arrangements for the Chief Executive Officer and the Chief Financial Officer of the Corporation, the executive shall be entitled to receive an incentive cash bonus in respect of 1994 based on the Corporation's fully diluted earnings per share before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to the Corporation's EPS for 1993. Under the Arrangements for the executives of the specified operating units of the Corporation, the executive shall be entitled to receive in respect of 1994 an incentive cash bonus and restricted stock under the Corporation's 1987 Stock Plan based (i) 25% on the Corporation's 1994 EPS evaluated relative to its 1993 EPS, and (ii) 75% on the applicable operating unit's net profit after-tax ("Net Profit") for 1994 evaluated relative to the operating unit's Net Profit for 1993. The Chief Executive Officer shall propose and the Committee shall decide on the allocation of the performance compensation between cash bonuses and restricted stock.

     The following table provides information as to the maximum dollar amount of compensation that the Named Officers and all executive officers as a group could receive under the Arrangements:

           NEW PLAN BENEFITS UNDER 1994 PERFORMANCE COMPENSATION PLAN

                   Name and Position                         Dollar Value ($)(1)
                   -----------------                         -------------------
      Bruce Crawford,
      President & Chief Executive Officer
         of the Corporation.............................         $1,170,000
      James A. Cannon,
      Vice Chairman & Chief Financial Officer
         of BBDO Worldwide Inc..........................          1,035,000
      Fred J. Meyer,
      Chief Financial Officer of the
         Corporation....................................            885,000
      Keith L. Reinhard,
      Chairman & Chief Executive Officer of
         DDB Needham Worldwide Inc......................          1,350,000
      Allen Rosenshine,
      Chairman & Chief Executive Officer of
         BBDO Worldwide Inc.............................          1,380,000
      All executive officers,
         as a group.....................................          6,900,000

- - - --------------
     (1) The amounts set forth in the table represent the maximum dollar amount of compensation which each of the named individuals could be paid under his Arrangement. With respect to the Arrangements for Messrs. Crawford and Meyer, this would require the Corporation's 1994 EPS to be more than 120% of its 1993 EPS. With respect to the other Arrangements, this would require the Corporation's 1994 EPS to be more than 120% of its 1993 EPS and the 1994 Net Profit of the applicable operating unit to be more than 120% of its 1993 Net Profit.

     Under each Arrangement, the Committee has retained the discretion to reduce the fixed maximum dollar amount of compensation the executive would otherwise be entitled to receive by attaining a described performance target, thus enabling the Committee to take into consideration operating and pretax profit margins, revenue growth, and such other factors (including subjective factors) the Committee may deem appropriate.

     In order to make compensation payments under these Arrangements and to qualify the payments as performance-based so as to be tax deductible under the new tax law which places a limit of $1 million on the deductibility of compensation paid by the Corporation to its Chief Executive Officer and the other executive officers named in the Summary Compensation Table (see page 11 of this Proxy Statement for a discussion of this new tax law), the shareholders must approve these Arrangements.

     The affirmative vote of a majority of the votes cast by the holders of Common Stock entitled to vote is required for the approval of the 1994 Performance Compensation Plan and the Arrangements established thereunder. Managment recommends approval of these Arrangements.

                             SHAREHOLDER PROPOSALS

     Shareholders wishing to present resolutions at the 1995 Annual Meeting of Shareholders must submit copies of such proposed resolutions to the Corporation at its principal executive offices, 437 Madison Avenue, New York, New York 10022, Attention: Corporate Secretary, no later than December 11, 1994.

                                 OTHER MATTERS

     The Board of Directors is not aware of any matters to be submitted for consideration at the Annual Meeting other than those set forth in the accompanying notice. If any other matters properly come before the meeting for action, the enclosed proxy will be voted on such matters in accordance with the best judgment of the persons named in the proxy.

                              COST OF SOLICITATION

     The cost of solicitation of proxies will be borne by the Corporation. In addition to solicitation by mail, directors, officers, and other regular employees of the Corporation and its subsidiaries may solicit proxies personally by telephone or by telegraph. The Corporation will reimburse persons holding stock in their names or those of their nominees for their reasonable expenses in sending proxy material to their principals and obtaining their proxies. In addition, the Corporation has retained D.F. King & Co. Inc. to assist in the solicitation of proxies from its shareholders and will pay a fee of up to $12,500 plus reimbursement of out-of-pocket expenses for such services.

     Shareholders are urged to send in their proxies without delay.


                                       Raymond E. McGovern
                                       Secretary

New York, New York
April 11, 1994

                         AMENDMENTS TO 1987 STOCK PLAN

     Pursuant to resolutions adopted by the Board of Directors of Omnicom Group Inc. ("Omnicom") on March 28, 1994, the Omnicom 1987 Stock Plan (the "Plan") is hereby amended, effective June 1, 1994 and subject to the approval of the shareholders of Omnicom, as set forth below.

     A. Subsections (f), (g) and (h) of Section 7 are hereby deleted and the following substituted therefor:

          "(f) Retirement/Involuntary Termination of Employment of Holder of Option. In the event of Termination of Employment of an Employee to whom an Option has been granted by reason of his or her Retirement (other than for Total Disability), or Involuntary Termination of Employment:

              (i) if the date of such termination occurs before the expiration of the Waiting Period of an Option, such Option(s) shall automatically be cancelled and be of no further force or effect;

              (ii) if the date of such termination occurs after the expiration of the Waiting Period of an Option, such Option(s) may be exercised in full only during the thirty-six month period immediately following the date of such termination, but in no event may such Option(s) be exercised after the expiration of the term specified in the Option.

          (g) Total Disability of Holder of Option. In the event of Termination of Employment of an Employee to whom an Option has been granted by reason of his or her Total Disability, such Option(s) may be exercised in full only during the thirty-six month period immediately following the date of such termination, but in no event may such Option(s) be exercised after the expiration of the term specified in the Option.

          (h) Death of Holder of Option. In the event of Termination of Employment of an Employee to whom an Option has been granted by reason of his or her death, such Option(s) may be exercised in full only during the thirty-six month period immediately following the date of death, but in no event may such Option(s) be exercised after the expiration of the term specified in the Option, provided, however, that such Option(s) may only be exercised by those to whom such person's rights under the Option(s) have passed by will or through the laws of descent and distribution. In the event of the death of a former employee within the thirty-six month period following his or her termination of employment by reason of Retirement, Involuntary Termination of Employment or Total Disability, Option(s) exercisable under subsections (f) and (g) of this Section 7 may only be exercised by those to whom such person's rights under the Option(s) have passed by will or through the laws of descent and distribution.

          (i) The Committee shall have the authority to extend the post-termination of employment exercise periods of outstanding options to conform with the provisions of subsections (f), (g) and (h) of this Section 7."

     B. Subsections (i) through (l) of Section 7 are hereby redesignated as subsections (j) through (m).

     C. A new subsection (n) is hereby added to Section 7 and reads as follows:

          "(n) The maximum number of shares with respect to which options may be granted by the Committee to any employee in any one calendar year shall be 100,000 shares."

                         1994 Performance Compensation

                                 Bruce Crawford

     Mr. Crawford's cash bonus in respect of 1994 shall be based on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993. The cash bonus shall be determined in the manner, and shall be subject to the provisions, set forth below.

                   Performance Criterion - 1994 EPS vs. 1993 EPS

             Performance Targets                      Amount of Cash
            1994 EPS vs. 1993 EPS                     Bonus (Maximum)
            --------- -----------                     ---------------
            More than 120.0%........................     $1,170,000
            115.1%  - 120.0%........................     $1,125,000
            110.1%  - 115.0%........................     $1,040,000
            105.0%  - 110.0%........................     $  950,000
            Less than 105.0%........................     $  865,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of cash bonus Mr. Crawford should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's commissions and fees by the sum of its profits before tax and net interest expense.

     The Committee retains the overall discretion to reduce the cash bonus Mr. Crawford may otherwise be entitled to receive hereunder.

                         1994 Performance Compensation

                                 Fred J. Meyer

     Mr. Meyer's cash bonus in respect of 1994 shall be based on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993. The cash bonus shall be determined in the manner, and shall be subject to the provisions, set forth below.

                  Performance Criterion - 1994 EPS vs. 1993 EPS

             Performance Targets                      Amount of Cash
            1994 EPS vs. 1993 EPS                     Bonus (Maximum)
            --------- -----------                     ---------------
            More than 120.0%........................      $885,000
            115.1%  - 120.0%........................      $850,000
            110.1%  - 115.0%........................      $785,000
            105.0%  - 110.0%........................      $720,000
            Less than 105.0%........................      $655,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of cash bonus Mr. Meyer should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's commissions and fees by the sum of its profits before tax and net interest expense.

     The Committee retains the overall discretion to reduce the cash bonus Mr. Meyer may otherwise be entitled to receive hereunder.

                         1994 Performance Compensation

                                   John Wren

     Mr. Wren's cash bonus and restricted stock award value in respect of 1994 ("Performance Compensation") shall be based (i) twenty-five percent (25%) on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993 and (ii) seventy-five percent (75%) on Diversified Agency Services ("DAS") net profit after-tax ("Net Profit") for 1994 evaluated relative to DAS's Net Profit for 1993. The amount of Performance Compensation shall be determined in the manner, and shall be subject to the provisions, set forth below.

                  OMC Performance Criterion - 1994 EPS vs. 1993 EPS

            Performance Targets                          25% Performance
           1994 EPS vs. 1993 EPS                     Compensation (Maximum)
           ---------- ----------                     ----------------------
            More than 120.0%.........................       $270,000
            115.1% -  120.0%.........................       $260,000
            110.1% -  115.0%.........................       $240,000
            105.0% -  110.0%.........................       $220,000
            Less than 105.0%.........................       $200,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of Performance Compensation Mr. Wren should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's profits before tax and net interest expense by its commissions and fees.

            DAS Performance Criterion - 1994 Net Profit vs. 1993 Net Profit

            Performance Targets
             1994 Net  1993 Net                         75% Performance
              Profit vs.Profit                       Compensation (Maximum)
            --------- ---------                      ----------------------
            More than 120.0%.........................       $810,000
            115.1% -  120.0%.........................       $780,000
            110.1% -  115.0%.........................       $720,000
            105.0% -  110.0%.........................       $660,000
            Less than 105.0%.........................       $600,000

     If DAS's 1994 pretax profit margin is less than its 1993 pretax profit margin and/or DAS's 1994 Net Profit is less than 100% of its 1993 Net Profit, the Committee may make a downward adjustment to the amount of Performance Compensation Mr. Wren should otherwise be entitled to receive under the above table.

     The pretax profit margin shall be determined by dividing DAS's pretax profit by its commissions and fees. The maximum aggregate amount of Performance Compensation Mr. Wren is entitled to receive under the above tables in respect of 1994 is $1,080,000. The CEO of OMC shall propose and the Committee shall decide on the allocation of the Performance Compensation between cash bonus and restricted stock.

     The Committee retains the overall discretion to reduce the Performance Compensation Mr. Wren may otherwise be entitled to receive hereunder.

                         1994 Performance Compensation

                                James A. Cannon

     Mr. Cannon's cash bonus and restricted stock award value in respect of 1994 ("Performance Compensation") shall be based (i) twenty-five percent (25%) on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993 and (ii) seventy-five percent (75%) on BBDO Worldwide Inc. ("BBDO") net profit after-tax ("Net Profit") for 1994 evaluated relative to BBDO's Net Profit for 1993. The amount of Performance Compensation shall be determined in the manner, and shall be subject to the provisions, set forth below.

                  OMC Performance Criterion - 1994 EPS vs. 1993 EPS

            Performance Targets                         25% Performance
           1994 EPS vs. 1993 EPS                     Compensation (Maximum)
           ---------- ----------                     ----------------------
            More than 120.0%.........................       $260,000
            115.1% -  120.0%.........................       $250,000
            110.1% -  115.0%.........................       $230,000
            105.0% -  110.0%.........................       $210,000
            Less than 105.0%.........................       $100,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of Performance Compensation Mr. Cannon should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's commissions and fees by the sum of its profits before tax and net interest expense.

             BBDO Performance Criterion - 1994 Net Profit vs. 1993 Net Profit

             Performance Targets
             1994 Net  1993 Net                         75% Performance
              Profit vs.Profit                       Compensation (Maximum)
             -------- ----------                     ----------------------
            More than 120.0%.........................       $775,000
            115.1% -  120.0%.........................       $745,000
            110.1% -  115.0%.........................       $690,000
            105.0% -  110.0%.........................       $630,000
            Less than 105.0%.........................       $575,000

     If BBDO's 1994 pretax profit margin is less than its 1993 pretax profit margin and/or BBDO's 1994 Net Profit is less than 100% of its 1993 Net Profit, the Committee may make a downward adjustment to the amount of Performance Compensation Mr. Cannon should otherwise be entitled to receive under the above table. The pretax profit margin shall be determined by dividing BBDO's commissions and fees by its pretax profit.

     The maximum aggregate amount of Performance Compensation Mr. Cannon is entitled to receive under the above tables in respect of 1994 is $1,035,000. The CEO of OMC shall propose and the Committee shall decide on the allocation of the Performance Compensation between cash bonus and restricted stock.

     The Committee retains the overall discretion to reduce the Performance Compensation Mr. Cannon may otherwise be entitled to receive hereunder.

                         1994 Performance Compensation

                                Allen Rosenshine

     Mr. Rosenshine's cash bonus and restricted stock award value in respect of 1994 ("Performance Compensation") shall be based (i) twenty-five percent (25%)
on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993 and (ii) seventy-five percent (75%) on BBDO Worldwide Inc. ("BBDO") net profit after-tax ("Net Profit") for 1994 evaluated relative to BBDO's Net Profit for 1993. The amount of Performance Compensation shall be determined in the manner, and shall be subject to the provisions, set forth below.

                  OMC Performance Criterion - 1994 EPS vs. 1993 EPS

            Performance Targets                         25% Performance
           1994 EPS vs. 1993 EPS                     Compensation (Maximum)
           ---------- ----------                     ----------------------
            More than 120.0%.........................       $345,000
            115.1% -  120.0%.........................       $330,000
            110.1% -  115.0%.........................       $305,000
            105.0% -  110.0%.........................       $280,000
            Less than 105.0%.........................       $255,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of Performance Compensation Mr. Rosenshine should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's commissions and fees by the sum of its profits before tax and net interest expense.

             BBDO Performance Criterion - 1994 Net Profit vs. 1993 Net Profit

             Performance Targets
             1994 Net  1993 Net                          75% Performance
              Profit vs.Profit                       Compensation (Maximum)
             -------- ----------                     ----------------------
            More than 120.0%.........................     $1,035,000
            115.1% -  120.0%.........................       $995,000
            110.1% -  115.0%.........................       $915,000
            105.0% -  110.0%.........................       $840,000
            Less than 105.0%.........................       $765,000

     If BBDO's 1994 pretax profit margin is less than its 1993 pretax profit margin and/or BBDO's 1994 Net Profit is less than 100% of its 1993 Net Profit, the Committee may make a downward adjustment to the amount of Performance Compensation Mr. Rosenshine should otherwise be entitled to receive under the above table. The pretax profit margin shall be determined by dividing BBDO's commissions and fees by its pretax profit.

     The maximum aggregate amount of Performance Compensation Mr. Rosenshine is entitled to receive under the above tables in respect of 1994 is $1,380,000. The CEO of OMC shall propose and the Committee shall decide on the allocation of the Performance Compensation between cash bonus and restricted stock.

     The Committee retains the overall discretion to reduce the Performance Compensation Mr. Rosenshine may otherwise be entitled to receive hereunder.

                         1994 Performance Compensation

                               Keith L. Reinhard

     Mr. Reinhard's cash bonus and restricted stock award value in respect of 1994 ("Performance Compensation") shall be based (i) twenty-five percent (25%)
on Omnicom Group Inc. ("OMC") earnings per share fully diluted before extraordinary items and the effect of any changes in accounting principles ("EPS") for 1994 evaluated relative to OMC's EPS for 1993 and (ii) seventy-five percent (75%) on DDB Needham Worldwide Inc. ("DDB") net profit after-tax ("Net Profit") for 1994 evaluated relative to DDB's Net Profit for 1993. The amount of Performance Compensation shall be determined in the manner, and shall be subject to the provisions, set forth below.

                  OMC Performance Criterion - 1994 EPS vs. 1993 EPS

            Performance Targets                          25% Performance
           1994 EPS vs. 1993 EPS                     Compensation (Maximum)
           ---------- ----------                     ----------------------
            More than 120.0%.........................       $340,000
            115.1% -  120.0%.........................       $270,000
            110.1% -  115.0%.........................       $200,000
            105.0% -  110.0%.........................       $170,000
            Less than 105.0%.........................       $135,000

     If Omnicom's 1994 operating margin is less than its 1993 operating margin and/or Omnicom's 1994 EPS is less than 100% of its 1993 EPS, the Compensation Committee of the Board ("Committee") may make a downward adjustment to the amount of Performance Compensation Mr. Reinhard should otherwise be entitled to receive under the above table. The operating margin shall be determined by dividing Omnicom's commissions and fees by the sum of its profits before tax and net interest expense.

             DDB Performance Criterion - 1994 Net Profit vs. 1993 Net Profit

             Performance Targets
             1994 Net  1993 Net                          75% Performance
              Profit vs.Profit                       Compensation (Maximum)
            ---------  ---------                     ----------------------
            More than 120.0%.........................     $1,010,000
            115.1% -  120.0%.........................       $810,000
            110.1% -  115.0%.........................       $610,000
            105.0% -  110.0%.........................       $505,000
            Less than 105.0%.........................       $405,000

     If DDB's 1994 pretax profit margin is less than its 1993 pretax profit margin and/or DDB's 1994 Net Profit is less than 100% of its 1993 Net Profit, the Committee may make a downward adjustment to the amount of Performance Compensation Mr. Reinhard should otherwise be entitled to receive under the above table. The pretax profit margin shall be determined by dividing DDB's commissions and fees by its pretax profit.

     The maximum aggregate amount of Performance Compensation Mr. Reinhard is entitled to receive under the above tables in respect of 1994 is $1,350,000. The CEO of OMC shall propose and the Committee shall decide on the allocation of the Performance Compensation between cash bonus and restricted stock.

     The Committee retains the overall discretion to reduce the Performance Compensation Mr. Reinhard may otherwise be entitled to receive hereunder.

                                     PROXY

                               OMNICOM GROUP INC.
                               437 Madison Avenue
                            New York, New York 10022

            This proxy is solicited on behalf of the Board of Directors and will be voted FOR the election of Directors and FOR proposals 2, 3, 4 and 5 if no instructions to the contrary are indicated.

            The undersigned hereby appoints BRUCE CRAWFORD and RAYMOND E. McGOVERN, jointly and severally, proxies with the power of substitution to vote all shares the undersigned is entitled to vote at the Annual Meeting of Shareholders on May 24, 1994 or adjournments thereof on all matters that may properly come before the meeting, and particularly to vote as hereinafter indicated. If more than one of such proxies or substitutes be present and vote, a majority thereof shall have all of the powers hereby granted. The undersigned hereby acknowledges receipt of the Notice of Annual Meeting of Shareholders and Proxy Statement dated April 8, 1994.


                (Continued and to be signed on the reverse side)

     1. THE ELECTION OF FIVE DIRECTORS. NOMINEES: Robert J. Callander, John R. Purcell, Quentin I. Smith, Jr., William G. Tragos and Egon P.S. Zehnder for a 3 year term.

      |_| FOR all nominees listed except      |_| WITHHOLD AUTHORITY to
          as marked to the contrary               vote for all nominees listed

  (INSTRUCTION:  To withhold  authority to vote for any  individual  nominee, print that nominee's name below).
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------



================================================================================
     2.CONFIRMATION OF APPOINTMENT OF ARTHUR ANDERSEN & CO. AS AUDITORS.

       FOR |_|     AGAINST |_|     ABSTAIN |_|



     3.AMENDMENT TO 1987 STOCK PLAN PROVIDING  POST-  EMPLOYMENT  STOCK EXERCISE
       PERIOD OF 36MONTHS.

       FOR |_|      AGAINST |_|    ABSTAIN|_|
================================================================================
     4. AMENDMENT TO 1987 STOCK PLAN PROVIDING 100,000 SHARES AS MAXIMUM ANNUAL STOCK OPTION GRANT FOR AN EMPLOYEE.

        FOR  |_|   AGAINST  |_|   ABSTAIN   |_|



     5.APPROVAL OF 1994 PERFORMANCE COMPENSATION PLAN AND RELATED ARRANGEMENTS.

       FOR  |_|   AGAINST |_|   ABSTAIN|_|







                             DATED:                                        1994
                             ---------------------------------------------------

                             SIGNATURE
                             ---------------------------------------------------

                             SIGNATURE IF HELD JOINTLY
                             ---------------------------------------------------








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                                        APPEARS. IF STOCK IS HELD IN THE NAME OF
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                                        ETC.,  PLEASE SO INDICATE.  PLEASE MARK,
                                        SIGN,  DATE AND MAIL THIS CARD  PROMPTLY
                                        IN THE POSTAGE  PREPAID RETURN  ENVELOPE
                                        PROVIDED.